Other long-term liabilities - Schedule of Other Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Other Long Term Liabilities [Abstract]
Long term obligations under capital lease	$ 505,110	$ 342,767
Deferred gain on sale-leasebacks	200,927	163,554
Other	15,652	0
Deferred financing fees	(12,032)	(5,987)
Other long-term liabilities	709,657	500,334
Current portion	(46,834)	(38,173)
Other long-term liabilities	$ 662,823	$ 462,161